EQUITY (Tables)	6 Months Ended
Apr. 30, 2025
EQUITY
Schedule of stock warrants activities

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2024	131,000	$200.00
Granted	—	—
Expired	—	—
Outstanding at April 30, 2025	131,000	$200.00
Warrants exercisable at April 30, 2025	131,000	$200.00

Summary of shares of the company's ordinary stock issuable upon exercise of warrants outstanding

The following table summarizes the shares of the Company’s ordinary stock issuable upon exercise of warrants outstanding at April 30, 2025:

Warrants Outstanding			Warrants Exercisable
Exercise	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Exercise
Price	at April 30, 2025	Contractual Life (Years)	April 30, 2025	Price
$200.00	131,000	1.11	131,000	$200.00